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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20509

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90067
                 -------------------------------

Form 13F File Number:    28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert Miller        Los Angeles, California   August 8, 2008
   -----------------------------  -----------------------  ----------------
           [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   12
                                        --------------------

Form 13F Information Table Value Total:              512,359
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                 VALUE  SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------------------------  -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
DEERE & COMPANY                          Common     244199105   40,055   555,312  SH        Other       1          Shared
DELPHI FINANCIAL GROUP, INC.             Common     247131105   11,776   508,914  SH        Other       1          Shared
ENCANA CORP                              Common     292505104   46,132   507,330  SH        Other       1          Shared
FREEPORT MCMORAN COPPER & GOLD CL B      Common     35671D857  190,499 1,625,554  SH        Other       1          Shared
MCMORAN EXPLORATION  CO                  Common     582411104  121,318 4,408,357  SH        Other       1          Shared
MCMORAN EXPLORATION  CO                NOTE 6.00%   582411AB0    5,327 2,750,000 PRN        Other       1          Shared
PETROLEO BRASILEIRO SA                  Spon ADR    71654V408      723    10,210  SH        Other       1          Shared
SEI INVESTMENTS CO                       Common     784117103    2,595   110,340  SH        Other       1          Shared
SIRIUS SATELLITE RADIO INC.              Common     82966U103      225   117,000  SH        Other       1          Shared
STATE STREET CORPORATION                 Common     857477103   61,638   963,249  SH        Other       1          Shared
STRATUS PROPERTIES INC                   Common     863167201    1,445    83,109  SH        Other       1          Shared
TRANSOCEAN INC NEW                       Common     G90073100   30,626   200,969  SH        Other       1          Shared

                                                              --------
                                                               512,359
                                                              --------